UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-03904_

 Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: February 28, 2010

Date of reporting period: August 31,2009

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I – A N N U A L R E P O R T
	220 East 42nd Street	A u g u s t 3 1 , 2 0 0 9
New York, NY 10017-5891

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891
(Formerly Value Line Securities, Inc.)

CUSTODIAN BANK	State Street Bank and Trust Co.
	225 Franklin Street	The Value Line Tax Exempt Fund, Inc.
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Michael Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00068217

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders:

Enclosed is your semi-annual report for the period ended August 31, 2009. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

For the six months ended August 31, 2009, the total return of the Value Line Tax Exempt Fund (“the Fund”) was 4.33%. Over the same time period, the Barclays Capital Municipal Bond Index reported a return of 5.61%. (1)

The credit markets have begun to experience improvement following the financial market turmoil that began about two years ago due in part to the federal government’s strong measures to ease the crisis. The Federal Reserve has kept the fed funds rate at just over zero percent and the Troubled Asset Relief Program (TARP) was established to respond to the instability in U.S. financial institutions. Given the uncertain economic environment, the flight to quality in short-term instruments continues to be the one constant in the markets. In the municipal bond market, short prerefunded bonds were in much demand and their yields fell in response. The Value Line Tax Exempt Fund began the period with more than 6% of its market value invested in prerefunded bonds. Since then, the Fund reduced its weighting in this sector to move into higher yielding and longer duration paper. The credit sectors which had the strongest performance during the six-month period ended August 31, 2009 were the higher yielding sectors as credit spreads contracted such as industrial revenue and housing bonds. The Barclays Capital Municipal Bond Index has approximately a 4% weighting in each of these sectors while the Fund does not own any of these bonds.

During the period, the Fund continued to focus on bonds with strong underlying quality as many states and municipalities struggled with declining revenues.

Going forward, the Fund will continue to maximize credit quality. The average duration of the bonds held in the Fund was shorter than the Index since the end of February. New issue supply in the long end of the tax exempt bond market will be reduced through the rest of the year as the Build America part of the TARP program supports taxable municipal bonds. This in effect has diverted supply from the tax-exempt market into the taxable bond market. To take advantage of any spread tightening from the lack of supply in long bonds, the Fund will look to extend its duration by investing in long term paper.

Our goal remains to provide a maximum level of income exempt from Federal income taxes while avoiding undue risk to principal. As always, your confidence in Value Line Funds is appreciated. We continue to welcome the opportunity to serve your long-term investment goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President
October 10, 2009

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Observations

The deep and prolonged recession, which commenced during the latter part of 2007, has run its course. Specifically, the downturn, which had produced steep declines of 5.4% and 6.4% in the nation’s gross domestic product in the fourth quarter of 2008 and the first quarter of this year, respectively, appears to have ended in the recently concluded third quarter. For example, following a more limited business setback in the second quarter, when GDP eased by just 0.7%, the economy snapped back over the summer, producing growth that may well have averaged 3%, or so, in the July-through-September period, aided strongly by the recent “cash-for-clunkers” program. GDP should now advance at a somewhat more restrained pace of 2%, or slightly more, over the final three months of 2009, underpinned by further, uneven gains in consumer spending and industrial activity. It is worth noting that the prospective rate of GDP growth during the current half would be below the historical norm of 3%-4%. The problem is that there is just too much aggregate weakness in certain core business sectors, notably housing and employment, to produce the higher level of consumer activity needed for more significant rates of economic growth.

Overall, the long and painful recession was traceable to several events, beginning with sharp declines in housing construction, home sales, and real estate prices. We also experienced a large reduction in credit availability, a high level of bank failures, increasing foreclosure rates, multiple-decade highs in unemployment, lackluster retail activity, and weak manufacturing. Unfortunately, some of these problems are likely to remain with us for several quarters more—most notably the weaknesses in housing and employment.Such continuing difficulties underscore why we still expect somewhat below-trend rates of economic growth through 2010. Encouragingly, though, the majority of business barometers are either stabilizing or improving selectively. It is much the same overseas, where severe business declines had earlier been seen across Europe and Asia. Those setbacks, which generally got under way several months after our own reversal commenced, have also largely run their course. Following this initially modest business recovery—which we expect to continue through 2010—we would look for enough brightening in both housing and employment to underpin a more definitive economic recovery in 2011 and through the middle years of the next decade.

Meantime, inflation, which had moved sharply higher in this country last year, following dramatic increases in oil, food, and commodity prices, has proceeded in a largely uneven fashion in more recent months, reflecting numerous, but often shortlived, gyrations in key pricing categories. We expect pricing to continue charting an uneven course over the next several quarters, with further up and down swings in oil and commodities being the norm as the economy transitions from recession to recovery. On average, we think that pricing will increase less sharply going forward over the next year or two than it did before the 2007-2009 recession. Looking further out, we anticipate some pricing pressures will evolve gradually as the business expansion presumably gathers strength over the next several years. The Federal Reserve, meanwhile, is unlikely to start raising interest rates until well into 2010, and to do so rather gently when its does finally opt to tighten the monetary reins. Clearly, the risks to the sustainability of the formative economic up cycle would seem too great for the central bank to consider tightening the credit reins aggressively anytime soon.

All in all, we see a comparatively benign period ahead, in the aggregate, for the equity and fixed-income markets over the next year or so.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 through August 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/09	Ending account value 8/31/09	Expenses paid during period 3/1/09 thru 8/31/09*

Actual	$1,000.00	$1,043.26	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

*
Expenses are equal to the Fund’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2009 (unaudited)

Ten Largest Long-Term Holdings

Issue	Principal Amount	Value	Percentage of Net Assets

Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20	$3,215,000	$3,429,023	4.0%
Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41	$20,000,000	$3,135,800	3.7%
New Jersey Health Care Facilities Financing Authority Revenue, Refunding Bonds, Hackensack Universal Medical Center, Assured GTY Insured, 5.25%, 1/1/31	$3,020,000	$3,083,118	3.6%
Pennsylvania State Turnpike Commission Revenue, Refunding Bonds, Ser. B, 5.25%, 6/1/39	$3,000,000	$3,043,650	3.6%
Pennsylvania Economic Development Financing Authority Water Facilities, Revenue Bonds, Aqua Pennsylvania Inc., Ser. A, 5.00%, 10/1/39	$3,000,000	$3,016,410	3.6%
Broward County Florida Port Facilities Revenue, Refunding Bonds, Ser. A, 5.00%, 9/1/17	$2,820,000	$2,976,454	3.5%
Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	$2,660,000	$2,841,545	3.3%
Philadelphia Pennsylvania Authority for Industrial Development Airport Revenue, Refunding Bonds, Philadelphia Airport System Project, Ser. A, MBIA-RE FGIC Insured, 5.30%, 7/1/18	$2,740,000	$2,742,877	3.2%
Alabama State University Revenue, Refunding Bonds, General Tuition & Fee, Assured, 5.75%, 9/1/39	$2,580,000	$2,699,196	3.2%
Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	$2,500,000	$2,596,200	3.1%

Asset Allocation — Percentage of Fund’s Net Assets

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2009 (unaudited)

Quality Diversification – Credit Quality expressed as a Percentage of Fund’s Net Assets as of 8/31/09

Aaa/AAA	7.3%
Aa1	1.5%
Aa2	23.0%
Aa3/AA-	21.2%
A1	3.4%
A2/A	18.3%
A3	6.2%
Baa1	9.6%
Baa3	1.6%
Total Investments	92.1%
Cash and other assets in excess of liabilities	7.9%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	August 31, 2009

Principal		Rating
Amount		(unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (92.1%)
	ALABAMA (3.2%)
$2,580,000	Alabama State University Revenue, Refunding Bonds, General Tuition & Fee, Assured GTY Insured, 5.75%, 9/1/39	Aa2		$2,699,196
	ARKANSAS (1.3%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA/ADED Guaranteed:
300,000	4.25%, 3/1/15	A	*	305,910
500,000	4.30%, 3/1/16	A	*	505,630
275,000	4.35%, 3/1/17	A	*	275,044
				1,086,584
	CALIFORNIA (6.9%)
1,200,000	California Housing Finance Agency Revenue, Refunding Bonds, AMT, Home Mortgage, Ser. E, 4.70%, 8/1/24	Aa3		1,012,908
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, FSA Insured, 0.00%, 8/1/30 (1)	Aa3		136,595
635,000	Folsom Cordova California Unified School District, School Facilities Improvement District No. 3, General Obligation Unlimited, Capital Appreciation, Election of 2007, Ser. A, MBIA Insured, 0.00%, 10/1/21 (1)	A3		318,637
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		247,620
485,000	Long Beach California HBR Revenue, Refunding, AMT, Ser. A, MBIA-IL-RE Insured, 5.00%, 5/15/21	Aa2		482,080
	Moorpark California Unified School District, General Obligation Unlimited, 2008 Election, Ser. A, Assured GTY Insured:
2,800,000	0.00%, 8/1/31 (1)	Aa2		681,884
3,055,000	0.00%, 8/1/33 (1)	Aa2		653,984
5,135,000	Norwalk-La Mirada California Unified School District, General Obligation Unlimited, Capital Appreciation, Ser. B, FSA-CR FGIC Insured, 0.00%, 8/1/29 (1)	Aa3		1,412,176
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25	Aa3		882,523
				5,828,407
	FLORIDA (5.8%)
2,820,000	Broward County Florida Port Facilities Revenue, Refunding Bonds, Ser. A, 5.00%, 9/1/17	A2		2,976,454
685,000	Cape Coral Florida Utility Improvement Assessment, Southwest 4 Area, MBIA Insured, 4.50%, 7/1/18	Baa1		670,546

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2009

Principal			Rating
Amount			(unaudited)		Value

$415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, MBIA Insured, 5.00%, 7/1/22		Aa3		$429,239
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, MBIA-RE FGIC Insured, 5.75%, 10/1/17	.	A2		355,421
465,000	Polk County Florida Public Facilities, Revenue Bonds, MBIA Insured, 5.00%, 12/1/21		A2		483,572
					4,915,232
	ILLINOIS (11.7%)
1,000,000	Chicago Illinois General Obligation Unlimited, Project & Refunding, Ser. A, FSA Insured, 5.00%, 1/1/22		Aa3		1,046,290
1,590,000	Chicago Illinois General Obligation Unlimited, Unrefunded Bal-2008, Project Refunding, FGIC Insured, 5.25%, 1/1/28		Aa3		1,597,727
2,660,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22		Aa2		2,841,545
1,000,000	Illinois Finance Authority Revenue, Refunding, Shedd Aquarium Society, AMBAC Insured, 5.25%, 7/1/23		A1		1,036,480
3,215,000	Northern Illinois Municipal Power Agency, Power Project Revenue, Refunding Bonds, Prairie State Project, Ser. A, MBIA Insured, 5.00%, 1/1/20		A2		3,429,023
					9,951,065
	INDIANA (5.2%)
2,005,000	Brownsburg Indiana 1999 School Building Corporation, Revenue Refunding Bonds, First Mortgage, Ser. B, FSA State Aid Withholding Insured, 5.00%, 7/15/24		AAA	*	2,083,275
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/21		Baa1		1,689,295
	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured:
210,000	5.00%, 7/15/22		Baa1		218,686
440,000	5.00%, 7/15/23		Baa1		455,580
					4,446,836
	MICHIGAN (2.7%)
2,135,000	Detroit Michigan Sewage Disposal Revenue Bonds, Refunding, Senior Lien, Ser. A, AGC-ICC MBIA Insured, 5.25%, 7/1/22		Aa2		2,191,364
70,000	State Building Authority, State Police Commission System, Revenue Bonds, MBIA Insured, 4.65%, 10/1/19		A2		71,926
					2,263,290
	MISSOURI (1.2%)
1,000,000	Bi-State Development Agency Missouri Illinois Metropolitan District Mass Transaction Sales Tax, Revenue Bonds, Remk-Metrolink Cross Country Project, FSA Insured, 5.00%, 10/1/21		Aa3		1,035,640

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value

	NEVADA (3.7%)
$1,820,000	Clark County Nevada Airport Revenue, Refunding Bonds, Jet Aviation Fuel Tax, Ser. C, AMBAC Insured, 5.38%, 7/1/16	A1		$1,845,316
1,300,000	Clark County Nevada Improvement District, Special Location Improvement District No. 112, 5.00%, 8/1/34	Aa1		1,270,958
				3,116,274
	NEW JERSEY (3.6%)
3,020,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding Bonds, Hackensack Universal Medical Center, Assured GTY Insured, 5.25%, 1/1/31	Aa2		3,083,118
	NEW YORK (1.8%)
130,000	New York New York, General Obligation Unlimited, Subser. F-1, 5.00%, 9/1/16	Aa3		143,751
1,525,000	New York State Dormitory Authority, Revenue Bonds, University of Rochester, Ser. A-2, MBIA-IBC Insured, 0.00%, 7/1/39 (2)	A2		1,384,853
				1,528,604
	NEW YORK CITY (0.5%)
200,000	Municipal Water Finance Authority, Water and Sewer System Revenue Refunding Bonds, 5.50%, 6/15/33	Aa2		210,084
250,000	Trust for Cultural Resources Revenue, Refunding Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		264,578
				474,662
	NORTH DAKOTA (1.0%)
905,000	Grand Forks North Dakota Health Care Systems Revenue Bonds, MBIA Insured, 5.63%, 8/15/27	Baa1		854,691
	OHIO (3.0%)
2,500,000	Cleveland Ohio Airport System Revenue, Refunding Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa2		2,596,200
	PENNSYLVANIA (10.4%)
3,000,000	Pennsylvania Economic Development Financing Authority Water Facilities Revenue, Refunding Bonds, Aqua Pennsylvania, Inc., Ser. A, 5.00%, 10/1/39	AA-	*	3,016,410
3,000,000	Pennsylvania State Turnpike Commission Revenue, Refunding Bonds, Ser. B, 5.25%, 6/1/39	A2		3,043,650
2,740,000	Philadelphia Pennsylvania Authority for Industrial Development Airport Revenue, Refunding Bonds, Philadelphia Airport System Project, Ser. A, MBIA-RE FGIC Insured, 5.30%, 7/1/18	A2		2,742,877
				8,802,937

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2009

Principal		Rating
Amount		(unaudited)		Value

	PUERTO RICO (3.8%)
$2,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue, Refunding Bonds, Ser. L, NATL-RE Insured, 5.25%, 7/1/35	Baa1		$1,845,940
17,710,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Ser. A, AMBAC Insured, 0.00%, 7/1/43 (1)	Baa3		1,376,421
				3,222,361
	SOUTH CAROLINA (0.6%)
500,000	South Carolina State, General Obligation Unlimited, State School Facilities, Ser. A, 5.75%, 1/1/13	Aaa		513,995
	TEXAS (20.1%)
1,100,000	Dallas Texas Civic Center, Revenue Bonds, Refunding & Improvement, Assured GTY Insured, 5.00%, 8/15/17	Aa2		1,193,412
	Fort Worth Texas, General Obligation Ltd., Certificates Obligation-Parking:
1,035,000	5.25%, 3/1/26	Aa2		1,104,987
790,000	5.25%, 3/1/27	Aa2		838,719
650,000	5.25%, 3/1/28	Aa2		684,970
	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A:
945,000	5.00%, 8/15/27	Aa3		1,004,393
1,670,000	5.00%, 8/15/32	Aa3		1,708,093
	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured:
500,000	Ser. A, 5.00%, 8/1/16	A-	*	514,895
120,000	Ser. A, 5.00%, 8/1/18	A-	*	122,670
475,000	Ser. B, 5.00%, 8/1/21	A-	*	481,289
500,000	Ser. C, 5.00%, 8/1/15	A-	*	517,155
20,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	3,135,800
2,400,000	Southmost Junior College District Texas, General Obligation Unlimited, MBIA-IL-RE Insured, 5.00%, 2/15/25	Baa1		2,434,248
	Upper Trinity Regional Water District, Revenue Refunding Bond AMBAC Insured:
2,015,000	5.25%, 8/1/21	A3		2,140,897
1,105,000	5.25%, 8/1/22	A3		1,165,245
				17,046,773
	VIRGINIA (0.5%)
410,000	Tobacco Settlement Financing Corporation, Revenue Bonds, Asset-Backed, 5.25%, 6/1/19	Aaa		430,787

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)	Value

	WASHINGTON (2.8%)
$2,315,000	Convention Center Authority Dedicated Tax Revenue, Refunding Senior Lien, Ser. A, FSA-CR AMBAC Insured, 5.00%, 10/1/21	Aa3	$2,385,446
	WISCONSIN (2.3%)
1,975,000	Wisconsin State Health and Educational Facilities Authority Revenue, Refunding Bonds, Aurora Medical Group, Inc. Project, FSA Insured, 5.75%, 11/15/25	Aa3	1,974,901

	TOTAL MUNICIPAL SECURITIES (92.1%) (3) (Cost $78,629,030)		78,256,999
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (7.9%)		6,701,470
	NET ASSETS (100.0%)		$84,958,469
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($84,958,469 ÷ 8,872,988 shares outstanding)		$9.57

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
(1)	Zero coupon bond.
(2)	Convertible capital appreciation bond. Zero coupon rate shown as of August 31, 2009 and will convert to a coupon at a future date.
(3)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by FAS 157. (Note 1B)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2009 (unaudited)

Assets:
Investment securities, at value (Cost - $78,629,030)	$78,256,999
Cash	6,381,987
Interest receivable	588,773
Prepaid expenses	14,121
Receivable for capital shares sold	43
Total Assets	85,241,923

Liabilities:
Payable for securities purchased	130,925
Dividends payable to shareholders	69,505
Payable for capital shares repurchased	10,533
Accrued expenses:
Advisory fee	37,149
Directors’ fees and expenses	3,789
Other	31,553
Total Liabilities	283,454
Net Assets	$84,958,469

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,00,000, outstanding 8,872,988 shares)	$88,730
Additional paid-in capital	91,386,077
Distributions in excess of net investment income	(21,418)
Accumulated net realized loss on investments	(6,122,889)
Net unrealized depreciation of investments	(372,031)
Net Assets	$84,958,469

Net Asset Value, Offering and Redemption Price per Outstanding Share ($84,958,469 ÷ 8,872,988 shares outstanding)	$9.57

Statement of Operations
for the Six Months Ended August 31, 2009 (unaudited)

Investment Income:
Interest	$2,035,552

Expenses:
Advisory fee	212,292
Service and distribution plan fees	106,146
Printing and postage	26,255
Transfer agent fees	18,093
Custodian fees	15,168
Auditing and legal fees	14,399
Registration and filing fees	11,800
Directors’ fees and expenses	5,387
Insurance	4,537
Other	9,565

Total Expenses Before Custody Credits and Fees Waived	423,642
Less: Service and Distribution Plan Fees Waived	(106,146)
Less: Custody Credits	(171)
Net Expenses	317,325
Net Investment Income	1,718,227

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	756,374
Change in Net Unrealized Appreciation	1,177,446

Net Realized Gain and Change in Net Unrealized Appreciation on Investments	1,933,820

Net Increase in Net Assets from Operations	$3,652,047

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2009 (unaudited) and for the Year Ended February 28, 2009

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28, 2009
Operations:
Net investment income	$1,718,227	$3,427,369
Net realized gain/(loss) on investments	756,374	(4,954,297)
Change in net unrealized appreciation	1,177,446	5,600,332
Net increase in net assets from operations	3,652,047	4,073,404
Distributions to Shareholders:
Net investment income	(1,719,933)	(3,423,979)
Capital Share Transactions:
Proceeds from sale of shares	571,098	1,376,078
Proceeds from reinvestment of dividends to shareholders	1,235,276	2,482,420
Cost of shares repurchased	(3,647,841)	(9,392,582)
Net decrease in net assets from capital share transactions	(1,841,467)	(5,534,084)
Total Increase/(Decrease) in Net Assets	90,647	(4,884,659)

Net Assets:
Beginning of period	84,867,822	89,752,481
End of period	$84,958,469	$84,867,822
Distributions in excess of net investment income, at end of period	$(21,418)	$(19,712)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Value Line Tax Exempt Fund, Inc.

August 31, 2009

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Total Municipal Securities	$0	$78,256,999	$0	$78,256,999
Total Investments in Securities	$0	$78,256,999	$0	$78,256,999

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Subsequent Events: In accordance with the provision set forth in the FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through October 29, 2009, the date on which these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended August 31, 2009 (unaudited)	Year Ended February 28, 2009
Shares sold	61,103	146,700
Shares issued to shareholders in reinvestment of dividends and distributions	131,352	264,106
Shares repurchased	(388,070)	(1,007,577)
Net decrease	(195,615)	(596,771)
Dividends per share from net investment income	$0.1900	$0.3651

3.	Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended August 31, 2009 (unaudited)
Purchases:
Long-term Obligations	$85,497,927
Maturities or Sales:
Long-term Obligations	$86,765,956

4.	Income Taxes

At August 31, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$78,629,030
Gross tax unrealized appreciation	$2,200,450
Gross tax unrealized depreciation	($2,572,481)
Net tax unrealized depreciation on investments	($372,031)

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) the parent company of both the Distributor and the Adviser, reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line, Inc. to EULAV and EULAV replaced Value Line, Inc. as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $212,292 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended August 31, 2009. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses of its organization and operation.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc. prior to May 5, 2009, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $106,146, before fee waiver, were accrued under the Plan for the six months ended August 31, 2009. Effective July 1, 2008 and 2009, the Distributor contractually agreed to waive the

The Value Line Tax Exempt Fund, Inc.

August 31, 2009

12b-1 fee for one year periods. For the six months ended August 31, 2009, the fees waived amounted to $106,146. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2009, the Fund’s expenses were reduced by $171 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund. At August 31, 2009, the officers and director of the Fund as a group owned 456 shares, representing less than 1% of the outstanding shares.

6.	Other

As previously disclosed, the Securities and Exchange Commission (“SEC”) conducted an investigation regarding whether the Distributor’s brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Value Line, Inc. (“Value Line”), the parent company of both the Distributor and the Adviser, has made an offer to settle the investigation. The settlement offer, in which Value Line neither admits nor denies the investigation’s findings, provides that, if accepted by the SEC, approximately $43.7 million would be paid by Value Line into a Fair Fund to reimburse shareholders who owned shares in the affected mutual funds in the period covered by the settlement. In addition, under the settlement offer, Value Line’s Chief Executive Officer (“CEO”) and former Chief Compliance Officer would be barred from serving as an officer or director of a public company and from association with an investment adviser, broker-dealer or registered investment company subject, in the case of the CEO, to a limited exception from the associational bar for a period of one year from the entry of the settlement order in order to enable steps to be taken that will terminate her association with the Value Line mutual funds, asset management and distribution businesses. The settlement offer will not be effective unless approved by the SEC and no assurance can be given that such approval will be obtained. Value Line management ended the Value Line Funds’ use of affiliated brokerage in 2004. Value Line has informed the Fund’s management of its belief that there are no loss or gain contingencies that should be accrued or disclosed in the Fund’s financial statements and that the settlement of the SEC investigation is not likely to have a material adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended August 31, 2009 (unaudited)		Years Ended on Last Day of February,
			2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.36		$9.29	$10.56	$10.56	$10.66	$11.03

Income from investment operations:
Net investment income	0.19		0.37	0.39	0.40	0.37	0.37
Net gains or (losses) on securities (both realized and unrealized)	0.21		0.07	(1.21)	0.09	(0.04)	(0.26)
Total from investment operations	0.40		0.44	(0.82)	0.49	0.33	0.11

Less distributions:
Dividends from net investment income	(0.19)		(0.37)	(0.39)	(0.40)	(0.37)	(0.37)
Distributions from net realized gains	—		—	(0.06)	(0.09)	(0.06)	(0.11)
Total distributions	(0.19)		(0.37)	(0.45)	(0.49)	(0.43)	(0.48)

Net asset value, end of period	$9.57		$9.36	$9.29	$10.56	$10.56	$10.66

Total return	4.33	%(3)	4.74%	(8.03)%	4.73%	3.22%	1.14%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$84,958		$84,868	$89,752	$109,503	$117,478	$126,479
Ratio of expenses to average net assets(1)	1.00	%(4)	0.99%	0.93%	0.93%	0.97%	0.97%
Ratio of expenses to average net assets(2)	0.75	%(4)	0.69%	0.65%	0.67%	0.95%	0.97%
Ratio of net investment income to average net assets	4.05	%(4)	3.87%	3.83%	3.79%	3.51%	3.48%
Portfolio turnover rate	106	%(3)	307%	213%	283%	149%	93%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the waiver of the service and distribution plan fees by the Distributor, would have been 0.94%, 0.90%, 0.92%, and 0.96%, respectively, for the years ended February 28, 2009, February 29, 2008, February 28, 2007, and February 28, 2006 respectively, and would not have changed for other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Tax Exempt Fund, Inc.–The National Bond Portfolio (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Tax Exempt Fund, Inc. - The National Bond Portfolio (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional general municipal debt funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other retail front-end load and no-load general municipal debt funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load general municipal debt funds (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

The Value Line Tax Exempt Fund, Inc.

and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year and three-year periods ended December 31, 2008. The Board also noted that the Fund’s performance for the five-year and ten-year periods ended December 31, 2008 was below the performance of the Lipper Index and above the performance of the Performance Universe average.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was slightly higher than that of both the Expense Group average and the Expense Universe average, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective February 10,

2 On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

The Value Line Tax Exempt Fund, Inc.

2006, the Distributor voluntarily agreed to waive all of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.00% of the Fund’s average daily net assets. In addition, the Board noted that the Distributor and the Board previously agreed that the Fund’s Rule 12b-1 fee waiver, as described above, would be contractually imposed for each of the one-year periods ended June 30, 2008 and June 30, 2009, so that such waiver could not be changed without the Board’s approval during such periods, and that the Distributor and the Board have currently agreed to extend this contractual 12b-1 fee waiver through June 30, 2010. As a result of this Rule 12b-1 fee waivers the Board noted that the Fund’s total expense ratio after giving effect to this waiver was less than that of the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Fund.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund.  Each Director serves as a director or trustee of each of the 14 Value Line Funds.  Each Director serves until his or her successor is elected and qualified.

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany DOB: June 1946	Director	Since 2008	Mutual Fund Marketing Director of EULAV Securities, Inc. (the “Distributor”)	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 DOB: January 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 DOB: October 1931	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 DOB: October 1935	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 DOB: April 1939	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 DOB: March 1949	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004.	None

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and DOB	Position	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 DOB: July 1954	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel DOB: August 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher DOB: October 1953	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary and Treasurer of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Michael J. Wagner DOB: November 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President, Northern Lights Compliance Services, LLC, since 2006; Compliance Services Officer, Northstar Financial Services, LLC, 2006 to January 2008; Chief Operating Officer, Northern Lights Compliance Services, LLC, 2004 to 2006; President and Manager, Gemini Fund Services, LLC, 2004 to 2006; Director of Constellation Trust Company 2004 to 2009.

Emily D. Washington DOB: January 1979	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.
The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, Inc.** a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

**	Effective August 19, 2009, The Value Line Cash Fund, Inc. changed its name to the Value Line U.S. Government Money Market Fund, Inc.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	October 29, 2009